Debt, cash and cash equivalents and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of Changes in Financial Position
Changes in Sanofi's financial position during the period were as follows:

(€ million)	2023	2022	2021
Long-term debt	14,347	14,857	17,123
Short-term debt and current portion of long-term debt	2,045	4,174	3,183
Interest rate and currency derivatives used to manage debt	139	187	(56)
Total debt	16,531	19,218	20,250
Cash and cash equivalents	(8,710)	(12,736)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(45)	(169)
Net debt(a)	7,793	6,437	9,983
(a)    Net debt does not include lease liabilities, which amounted to €2,030 million as of December 31, 2023, €2,181 million as of December 31, 2022, and €2,108 million as of December 31, 2021 (see the maturity analysis at Note D.17.2.).

Summary of Reconciliation of Carrying Amount to Value on Redemption
Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2023	Amortized cost	Adjustment to debt measured at fair value	December 31, 2023	December 31, 2022	December 31, 2021
Long-term debt	14,347	42	157	14,546	15,143	17,176
Short-term debt and current portion of long-term debt	2,045	—	—	2,045	4,178	3,183
Interest rate and currency derivatives used to manage debt	139	—	(157)	(18)	(48)	(45)
Total debt	16,531	42	—	16,573	19,273	20,314
Cash and cash equivalents	(8,710)	—	—	(8,710)	(12,736)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	—	—	(28)	(45)	(169)
Net debt	7,793	42	—	7,835	6,492	10,047

Disclosure of Movement In Total Debt
The table below shows the movement in total debt during the period:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2022	Repayments	New borrowings	Other cash flows (a)	Currency translation differences(b)	Reclassification from non-current to current	Other items(c)	December 31, 2023
Long-term debt	14,857	(12)	48	—	(30)	(604)	88	14,347
Short-term debt and current portion of long-term debt	4,174	(3,672)	—	903	(21)	604	57	2,045
Interest rate and currency derivatives used to manage debt	187	—	—	(8)	29	—	(69)	139
Total debt	19,218	(3,684)	48	895	(22)	—	76	16,531
(a)    These amounts mainly comprise €946 million related to the US commercial paper program.
(b)    These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(c)    These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.
The table below shows the movement in total debt during prior periods:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2021	Repayments	New borrowings	Other cash flows	Currency translation differences(a)	Reclassification from non-current to current	Other items(b)	December 31, 2022
Long-term debt	17,123	(11)	1,549	—	56	(3,632)	(228)	14,857
Short-term debt and current portion of long-term debt	3,183	(2,707)	—	43	20	3,632	3	4,174
Interest rate and currency derivatives used to manage debt	(56)	—	—	(373)	366	7	243	187
Total debt	20,250	(2,718)	1,549	(330)	442	7	18	19,218
(a)    These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(b)    These amounts include movements in accrued interest and fair value remeasurements.

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2020	Repayments	New borrowings	Other cash flows	Currency translation differences (a)	Reclassification from non-current to current	Other items(b)	December 31, 2021
Long-term debt	19,745	(38)	—	—	124	(2,704)	(4)	17,123
Short-term debt and current portion of long-term debt	2,767	(2,203)	—	(615)	248	2,704	282	3,183
Interest rate and currency derivatives used to manage debt	119	—	—	(197)	9	—	13	(56)
Total debt	22,631	(2,241)	—	(812)	381	—	291	20,250
(a)    These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(b)    These amounts include (i) effects of changes in the scope of consolidation, amounting to €299 million; (ii) movements in accrued interest; and (iii) fair value remeasurements.

Summary of Debt by Type Valuation of Redemption

	2023			2022			2021
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	14,416	718	15,134	15,044	3,817	18,861	17,118	2,828	19,946
Other bank borrowings	130	1,118	1,248	99	187	286	21	163	184
Other borrowings	—	6	6	—	6	6	37	3	40
Bank credit balances	—	203	203	—	168	168	–	189	189
Interest rate and currency derivatives used to manage debt	—	(18)	(18)	—	(48)	(48)	–	(45)	(45)
Total debt	14,546	2,027	16,573	15,143	4,130	19,273	17,176	3,138	20,314
Cash and cash equivalents	—	(8,710)	(8,710)	—	(12,736)	(12,736)	–	(10,098)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(28)	(28)	—	(45)	(45)	–	(169)	(169)
Net debt(a)	14,546	(6,711)	7,835	15,143	(8,651)	6,492	17,176	(7,129)	10,047
(a)    Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.).

Summary of Bond Issues
Bond issues carried out by Sanofi under the Euro Medium Term Note (EMTN) program are as follows:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount (€ million)
Sanofi	FR0013143997	April 2016	April 2024	0.625%	600
Sanofi	FR0013505104	March 2020	April 2025	1.000%	1,000
Sanofi	FR0014009KS6	April 2022	April 2025	0.875%	850
Sanofi	FR0012969038	September 2015	September 2025	1.500%	750
Sanofi	FR0013324340	March 2018	March 2026	1.000%	1,500
Sanofi	FR0012146801	September 2014	September 2026	1.750%	1,510
Sanofi	FR0013201639	September 2016	January 2027	0.500%	1,150
Sanofi	FR0013144003	April 2016	April 2028	1.125%	700
Sanofi	FR0013409844	March 2019	March 2029	0.875%	650
Sanofi	FR0014009KQ0	April 2022	April 2029	1.250%	650
Sanofi	FR0013324357	March 2018	March 2030	1.375%	2,000
Sanofi	FR0013505112	March 2020	April 2030	1.500%	1,000
Sanofi	FR0013409851	March 2019	March 2034	1.250%	500
Sanofi	FR0013324373	March 2018	March 2038	1.875%	1,250
Bond issues carried out by Sanofi under the public bond issue program (shelf registration statement) registered with the US Securities and Exchange Commission (SEC) comprise:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount ($ million)
Sanofi	US801060AD60	June 2018	June 2028	3.625%	1,000

Summary of Debt by Maturity at Value on Redemption

December 31, 2023		Current	Non-current
(€ million)	Total	2024	2025	2026	2027	2028	2029 and later
Bond issues	15,134	718	2,600	3,010	1,150	1,606	6,050
Other bank borrowings	1,248	1,118	98	1	1	1	29
Other borrowings	6	6	—	—	—	—	—
Bank credit balances	203	203	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(18)	(18)	—	—	—	—	—
Total debt	16,573	2,027	2,698	3,011	1,151	1,607	6,079
Cash and cash equivalents	(8,710)	(8,710)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(28)	—	—	—	—	—
Net debt(a)	7,835	(6,711)	2,698	3,011	1,151	1,607	6,079
(a)    Net debt does not include lease liabilities, which amounted to €2,030 million as of December 31, 2023; €2,181 million as of December 31, 2022; and €2,108 million as of December 31, 2021 (see the maturity analysis at Note D.17.2.).

As of December 31, 2023, the main undrawn confirmed general-purpose credit facilities at holding company level amounted to €8 billion, half of which expired in 2027 and the other half of which expires in 2029.
As of December 31, 2023, no single counterparty represented more than 6% of Sanofi’s undrawn confirmed credit facilities.

December 31, 2022		Current	Non-current
(€ million)	Total	2023	2024	2025	2026	2027	2028 and later
Bond issues	18,861	3,817	600	2,600	4,160	—	7,684
Other bank borrowings	286	187	61	—	—	—	38
Other borrowings	6	6	—	—	—	—	—
Bank credit balances	168	168	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(48)	(48)	—	—	—	—	—
Total debt	19,273	4,130	661	2,600	4,160	—	7,722
Cash and cash equivalents	(12,736)	(12,736)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(45)	—	—	—	—	—
Net debt	6,492	(8,651)	661	2,600	4,160	—	7,722

December 31, 2021		Current	Non-current
(€ million)	Total	2022	2023	2024	2025	2026	2027 and later
Bond issues	19,946	2,828	3,629	600	1,750	4,160	6,979
Other bank borrowings	184	163	18	2	1	–	—
Other borrowings	40	3	–	–	–	–	37
Bank credit balances	189	189	–	–	–	–	–
Interest rate and currency derivatives used to manage debt	(45)	(45)	–	–	–	–	–
Total debt	20,314	3,138	3,647	602	1,751	4,160	7,016
Cash and cash equivalents	(10,098)	(10,098)	–	–	–	–	–
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	(169)	–	–	–	–	–
Net debt	10,047	(7,129)	3,647	602	1,751	4,160	7,016

Summary of Debt by Interest Rate
The table below splits net debt between fixed and floating rate, and by maturity, as of December 31, 2023. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2024	2025	2026	2027	2028	2029 and later
Fixed-rate debt	16,080	1,664	2,600	3,010	1,150	1,606	6,050
of which euro	14,228
of which US dollar	1,852
% fixed-rate	97%
Floating-rate debt	511	381	98	1	1	1	29
of which euro	—
of which US dollar	24
% floating-rate	3%
Debt	16,591	2,045	2,698	3,011	1,151	1,607	6,079
Cash and cash equivalents	(8,710)	(8,710)	—	—	—	—	—
of which euro	(4,115)
of which US dollar	(4,251)
% floating-rate	100%
Net debt	7,881	(6,665)	2,698	3,011	1,151	1,607	6,079
To optimize the cost of debt or reduce the volatility of debt and manage its exposure to financial foreign exchange risk, Sanofi uses derivative instruments (interest rate swaps, currency swaps, foreign exchange swaps and forward contracts) that alter the fixed/floating rate split and the currency split of its net debt:

(€ million)	Total	2024	2025	2026	2027	2028	2029 and later
Fixed-rate debt	11,382	(3,034)	2,600	3,010	1,150	1,606	6,050
of which euro	11,382
of which US dollar	—
% fixed-rate	69%
Floating-rate debt	5,191	5,061	98	1	1	1	29
of which euro	113
of which US dollar	3,300
% floating-rate	31%
Debt	16,573	2,027	2,698	3,011	1,151	1,607	6,079
Cash and cash equivalents	(8,738)
of which euro	(4,642)
of which US dollar	(2,132)
of which Singapore dollar	(1,143)
% floating-rate	100%
Net debt	7,835	(6,711)	2,698	3,011	1,151	1,607	6,079

Summary of Interest Rate of Net Debt at Value on Redemption
The table below shows the fixed/floating rate split of net debt at value on redemption after taking account of derivative instruments as of December 31, 2022 and December 31, 2021:

(€ million)	2022	%	2021	%
Fixed-rate debt	16,386	85%	17,612	87%
Floating-rate debt	2,886	15%	2,702	13%
Debt	19,273	100%	20,314	100%
Cash and cash equivalents	(12,781)		(10,267)
Net debt	6,492		10,047

Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents
The projected full-year sensitivity of net debt to interest rate fluctuations for 2024 is as follows:

Change in short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	48	—
+25 bp	12	—
-25 bp	(12)	—
-100 bp	(48)	—

Summary of Debt by Currency Before and After Derivative Instrument
The table below shows net debt by currency at December 31, 2023, before and after derivative instruments contracted to convert the foreign-currency net debt of exposed entities into their functional currency:

(€ million)	Before derivative instruments	After derivative instruments
Euro	10,113	6,852
US dollar	(2,376)	1,169
Singapore dollar	(3)	(1,143)
Pound sterling	—	509
Chinese yuan renminbi	(19)	189
Other currencies	166	259
Net debt	7,881	7,835

Summary of Debt by Currency After Derivative Instruments
The table below shows net debt by currency at December 31, 2022 and 2021, after derivative instruments contracted to convert the foreign currency net debt of exposed entities into their functional currency:

(€ million)	2022	2021
Euro	10,489	13,129
US dollar	(2,404)	(669)
Other currencies	(1,593)	(2,413)
Net debt	6,492	10,047

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	2023	2022	2021
Market value	7,086	5,227	11,024
Value on redemption	7,835	6,492	10,047

Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt
The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2023		Payments due by period
(€ million)	Total	2024	2025	2026	2027	2028	2029 and later
Debt	17,710	2,153	2,912	3,187	1,285	1,719	6,454
Principal	16,468	1,917	2,703	3,011	1,151	1,607	6,079
Interest(a)	1,242	236	209	176	134	112	375
Net cash flows related to derivative instruments	143	47	32	23	24	16	1
Total	17,853	2,200	2,944	3,210	1,309	1,735	6,455
(a)    Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2023.
The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2022 and 2021:

December 31, 2022		Payments due by period
(€ million)	Total	2023	2024	2025	2026	2027	2028 and later
Debt	20,408	4,206	868	2,803	3,184	1,283	8,064
Principal	18,932	3,928	661	2,601	3,011	1,151	7,580
Interest(a)	1,476	278	207	202	173	132	484
Net cash flows related to derivative instruments	209	24	60	38	31	31	25
Total	20,617	4,230	928	2,841	3,215	1,314	8,089
(a)    Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2022.

December 31, 2021		Payments due by period
(€ million)	Total	2022	2023	2024	2025	2026	2027 and later
Debt	21,728	3,330	3,826	791	1,937	3,176	8,668
Principal	20,086	3,055	3,588	601	1,751	3,011	8,080
Interest(a)	1,642	275	238	190	186	165	588
Net cash flows related to derivative instruments	(51)	(59)	(1)	2	2	2	3
Total	21,677	3,271	3,825	793	1,939	3,178	8,671
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2021.

Disclosure of Lease Liabilities
A maturity analysis of lease liabilities as of December 31, 2023, 2022 and 2021 is set forth below:

	Total	Undiscounted future minimum lease payments
(€ million)		Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years	Discounting effect
Total lease liabilities as of December 31, 2023	2,030	291	448	360	989	(58)
Total lease liabilities as of December 31, 2022	2,181	320	515	436	1,129	(219)
Total lease liabilities as of December 31, 2021	2,108	314	476	362	1,184	(228)
Lease liabilities include leases relating to real estate assets located at Cambridge, MA (United States), as described in Note D.3., which have a lease term of 15 years.